Segment Information - Summary of Assets by Geographical Area (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Trade accounts receivable	$ 203.4	$ 149.4
Property, plant and equipment	1,956.0	968.9	$ 1,964.7	$ 2,104.9
Intangible assets	2,075.6	894.1	$ 1,898.8	$ 1,882.4
Operating Segments [member]
Disclosure of operating segments [line items]
Trade accounts receivable	203.4	294.2
Property, plant and equipment	1,956.0	2,058.6
Intangible assets	2,075.6	2,051.7
Total	4,235.0	4,404.5
Operating Segments [member] | North America [member]
Disclosure of operating segments [line items]
Trade accounts receivable	53.9	101.5
Property, plant and equipment	347.6	371.5
Intangible assets	82.8	79.5
Total	484.3	552.5
Operating Segments [member] | Europe [member]
Disclosure of operating segments [line items]
Trade accounts receivable	61.5	89.8
Property, plant and equipment	541.5	556.9
Intangible assets	27.3	10.4
Total	630.3	657.1
Operating Segments [member] | Asia Pacific [member]
Disclosure of operating segments [line items]
Trade accounts receivable	5.0	5.9
Property, plant and equipment	42.6	48.3
Total	47.6	54.2
Operating Segments [member] | Brazil [member]
Disclosure of operating segments [line items]
Trade accounts receivable	83.0	97.0
Property, plant and equipment	1,024.3	1,081.9
Intangible assets	1,965.5	1,961.8
Total	$ 3,072.8	$ 3,140.7